Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2020	2019
($ in thousands)
Accrued compensation and related expenses	$2,821	$530
Accrued operating expenses	7,006	3,422
Accrued marketing expenses	12,093	5,396
Income tax payable	1,983	13
Other	2,092	309
Total accrued expenses and other current liabilities	$25,995	$9,670